Convertible Senior Notes - Schedule of Amounts of Interest Cost Recognized (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Debt Disclosure [Abstract]
Contractual interest expense	¥ 295,994	$ 41,610	¥ 429,521
Amortization of the discount, or issuance costs	47,502	6,678	426,100
Total	¥ 343,496	$ 48,288	¥ 855,621